Accumulated other comprehensive income (Details 2) - SFr / shares		Jun. 30, 2015	Dec. 31, 2014
Treasury shares
Common shares outstanding	[1]	4,399,680,200	4,399,680,200
Par value (in CHF per share)	[1]	SFr 1.00	SFr 1.00

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2015. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.